EQUITY AND EARNINGS PER SHARE EQUITY AND EARNINGS PER SHARE - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Mar. 31, 2017	Mar. 31, 2016	Mar. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock, net (in shares)				20,114,090
Proceeds from issuance of common stock and exercise of options	$ 0	$ 0		$ 276,569
Dividends declared per share of common stock (in dollars per share)	$ 1.04	$ 1.04		$ 0.75
Stock Repurchased and Retired During Period, Value		$ 30,913		$ 10,273
Repurchase of common stock (in shares)		3,333,333		1,112,000
Director’s shares issued	21,622
Repurchase of common stock	$ 0	$ 30,913		$ 10,273
Common stock, shares outstanding (in shares)	82,148,869	82,127,247
Exercise price adjustment for dividends deemed return of capital						$ 0.97	$ 0.98
Number of options (in shares)								5,000
Share price (in dollars per share)	$ 7.56
Common stock, shares issued (in shares)	82,148,869	82,127,247
Stock options (A)	596,027	0	[1]	0	[1]
Fortress Investment Group, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	1,300,000
Stock Options | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount available for repurchase	30,000,000
Term of plan	10 years
Percentage increase in number of common stock shares reserved for issuance (in hundredths)	10.00%
Maximum percentage of shares that can be issued to Manager in connection with capital raising efforts (in hundredths)	10.00%
Number of options converted in connection with spin-off (in shares)	5,500,000
Period used to calculate average closing price to set exercise price of options	5 days
Number of options (in shares)	7,162,024	7,278,354
Minimum | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiry date	Jan. 12, 2015
Maximum | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiry date	Aug. 18, 2024
Independent Directors | Stock Options | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options (in shares)	25,000	25,000
Equity Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options (A)		539,783		635,624

[1]	During the years ended December 31, 2016 and 2015, 539,783 and 635,624 potentially dilutive shares, respectively, were excluded given our loss position, so basic EPS and diluted EPS were the same for each reporting period.